ADVANCED SERIES TRUST

AST Multi-Sector Fixed Income Portfolio

Supplement dated August 26, 2019 to the

Currently Effective Summary Prospectus

This supplement should be read in conjunction with the currently effective Summary Prospectus for the AST Multi- Sector Fixed Income Portfolio (the Portfolio) and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus.

Effective immediately, Paul Zetterstrom, CFA will replace Filippo Arcieri as a Portfolio Manager for the Portfolio. Steven A. Kellner, CFA, Alyssa Davis and Lee Friedman, CFA will continue to serve as portfolio managers for the Portfolio.

To reflect these changes, the Portfolio's Summary Prospectus is hereby revised as follows:

I.All references and information pertaining to Filippo Arcieri are hereby deleted.

II.The table in the section of the Summary Prospectus entitled "Management of the Portfolio" is hereby revised by deleting the information regarding Filippo Arcieri and adding the following information with respect to Paul Zetterstrom:

Investment	Subadviser	Portfolio	Title	Service Date
Managers		Managers
PGIM	PGIM Fixed	Paul Zetterstrom,	Vice President	August 2019
Investments LLC	Income	CFA	and Portfolio
Manager
AST Investment
Services, Inc.

Additionally, Edward H. Blaha, CFA, has announced his intention to retire on or about December 31, 2019. Effective immediately, Terence Wheat, CFA, will replace Mr. Blaha, as a Portfolio Manager on the Portfolio.

To reflect these changes, the Portfolio's Summary Prospectus are hereby revised as follows:

I.All references and information pertaining to Edward Blaha are hereby deleted.

II.The table in the section of the Summary Prospectus entitled "Management of the Portfolio" are hereby revised by deleting the information regarding Edward Blaha and adding the following information with respect to Terence Wheat:

Investment	Subadviser	Portfolio	Title	Service Date
Managers		Managers
PGIM	PGIM Fixed	Terence Wheat,	Principal and	August 2019
Investments	Income	CFA	Portfolio
LLC			Manager
AST Investment
Services, Inc.

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